UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5717

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	10/31/05

FORM N-CSR
Item 1.	Reports to Stockholders.

Dreyfus
Worldwide Dollar
Money Market Fund,	Inc.

ANNUAL REPORT October 31, 2005

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
9	Statement of Assets and Liabilities
10	Statement of Operations
11	Statement of Changes in Net Assets
12	Financial Highlights
13	Notes to Financial Statements
17	Report of Independent Registered
Public Accounting Firm
18	Information About the Review and Approval
of the Fund’s Management Agreement
22	Board Members Information
24	Officers of the Fund
FOR MORE INFORMATION

Back Cover

Dreyfus
Worldwide Dollar
Money Market Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Worldwide Dollar Money Market Fund, Inc. covering the 12-month period from November 1, 2004, through October 31, 2005. Inside, you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio manager, Patricia A. Larkin.

As the Federal Reserve Board (the “Fed”) continued to raise short-term interest rates steadily and gradually during the past year, so too have yields of money market instruments risen over the past year.While many investors currently believe that the Fed is likely to continue to raise rates in the near future, the focus has turned toward Federal Reserve nominee Ben Bernanke, who is expected to succeed Fed Chairman Alan Greenspan early next year, and how he will interpret current economic data.

As the end of 2005 approaches, investors’ reactions to a change in leadership at the Federal Reserve Board and the effects of higher fuel prices on the rate of inflation may set the tone for the financial markets in 2006. As always, we encourage you to talk with your financial advisor about your current portfolio allocations and liquidity needs.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

Patricia A. Larkin, Senior Portfolio Manager

How did Dreyfus Worldwide Dollar Money Market Fund, Inc. perform during the period?

For the 12-month period ended October 31, 2005, Dreyfus Worldwide Dollar Money Market Fund, Inc. produced a 2.11% yield and, after taking into account the effects of compounding, an effective yield of 2.13% ..1

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests in a diversified portfolio of high-quality, short-term debt securities, including: securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; certificates of deposit,time deposits,bankers’acceptances and other short-term securities issued by domestic and foreign banks or their subsidiaries or branches; repurchase agreements; asset-backed securities; domestic and dollar-denominated foreign commercial paper; and other short-term corporate obligations, including those with floating or variable rates of interest; and dollar-denominated obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions or agencies.Normally,the fund invests at least 25% of its net assets in domestic or dollar-denominated foreign bank obligations.

What other factors influenced the fund’s performance?

The Federal Reserve Board (the “Fed”) continued to raise short-term interest rates throughout the reporting period in an ongoing effort to forestall potential inflationary pressures. Indeed, soon after the reporting period began, signs of more sustainable economic growth emerged, and the Fed raised the overnight federal funds rate by 25 basis points at each of its meetings in November and December 2004, leaving short-term rates at 2.25% at year-end.

The Fund

3

DISCUSSION OF FUND PERFORMANCE (continued)

During the opening months of 2005, long-dormant inflationary pressures appeared to intensify when prices of crude oil, natural gas and other commodities surged. It was no surprise, therefore, that the Fed raised short-term interest rates at its February and March meetings, driving the federal funds rate to 2.75% . It later was revealed that the U.S. economy expanded at a 3.5% rate during the first quarter of 2005.

Although weaker-than-expected data in April suggested that the U.S. economy might have hit a soft patch, these concerns proved to be short-lived, and it later was estimated that the U.S. labor market added more jobs than expected during the month.Yet, evidence of slower economic growth in global markets weighed on investor sentiment during the spring, and the yield on the 10-year U.S.Treasury bond fell below 4%.

Although economic expectations appeared to improve in June, investors continued to worry about higher energy prices and interest rates. Still, on June 30 the Fed again hiked the federal funds rate to 3.25% . U.S. GDP grew at a 3.3% annualized rate during the second quarter of 2005.

Non-farm payrolls continued to increase in July, and the unemployment rate dropped to 5.0%, helping to convince investors that economic growth remained solid. While inflationary pressures appeared to stay contained due to steep discounts from automobile manufacturers and apparel retailers, oil and gas prices continued to escalate.

The economic recovery remained on track in August, and the Fed raised the federal funds rate to 3.5% . On August 29, however, Hurricane Katrina struck the Gulf Coast, leaving in its wake severe human and economic damage, and oil prices spiked to more than $70 per barrel. Hurricane Rita followed just a few weeks later, affecting a significant portion of U.S. oil drilling and refining capacity.

Although some analysts believed that the hurricanes might prompt the Fed to pause at its September 20 meeting, the Fed remained on course, increasing the federal funds rate to 3.75% . It was later estimated that U.S. GDP grew at a relatively robust 3.8% during the third quarter of 2005.

4

In this changing environment, most money market investors focused primarily on securities with maturities of six months or less in an attempt to maintain liquidity and keep funds available for higher-yielding instruments as they became available. As a result, demand for shorter-term money market instruments was robust, while demand for instruments with one-year maturities was relatively low. This has caused yield differences between overnight instruments and one-year securities to widen significantly.

We maintained a relatively defensive investment posture by setting the fund’s weighted average maturity in a range we considered shorter than industry averages to reflect prevailing market conditions and the proximity of upcoming FOMC meetings.

What is the fund’s current strategy?

On November 1, 2005, just one day after the close of the reporting period, the Fed acted for the twelfth consecutive time, raising the federal funds rate to 4%. In its statement, the Fed appeared to confirm analysts’ revised interest-rate expectations, again noting,“With underlying inflation expected to be contained, the Committee believes that policy accommodation can be removed at a pace that is likely to be measured.” Accordingly, we have maintained the fund’s relatively conservative positioning, which we believe is prudent until we see signs that the Fed is nearing the end of its credit-tightening campaign.

November 15, 2005
An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
[1]	Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate.Yield provided reflects the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s yield and effective yield would have been 2.02% and 2.04%, respectively.

The Fund

5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Worldwide Dollar Money Market Fund, Inc. from May 1, 2005 to October 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2005

Expenses paid per $1,000 †	$ 3.81
Ending value (after expenses)	$1,013.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2005

Expenses paid per $1,000 †	$ 3.82
Ending value (after expenses)	$1,021.42

† Expenses are equal to the fund’s annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS October 31, 2005
	Principal
Negotiable Bank Certificates of Deposit—33.1%	Amount ($)	Value ($)

Calyon New York Branch (Yankee)
3.83%, 11/21/2005	30,000,000	30,000,000
CIBC (Canadian Imperial Bank of Commerce) (Yankee)
3.82%, 11/21/2005	30,000,000	30,000,000
Credit Suisse First Boston (Yankee)
3.80%, 12/6/2005	30,000,000	30,000,000
Depfa Bank PLC (Yankee)
3.80%, 11/1/2005	25,000,000	25,000,000
Dexia Credit Locale (Yankee)
3.85%, 11/10/2005	25,000,000	25,000,000
First Tennessee Bank
3.82%, 11/21/2005	20,000,000	20,000,000
Fortis Bank (Yankee)
3.80%, 11/2/2005	25,000,000	25,000,000
HBOS Treasury Services PLC (Yankee)
3.80%, 12/6/2005	30,000,000	30,000,000
Washington Mutual Bank
4.00%, 12/13/2005	30,000,000	29,994,022
Total Negotiable Bank Certificates of Deposit
(cost $244,994,022)		244,994,022

Commercial Paper—42.1%

ANZ International Limited
3.82%, 11/22/2005	25,000,000 [a]	24,944,583
Abbey National North America
3.80%, 11/3/2005	25,000,000	24,994,736
Allied Irish Banks N.A.
3.80%, 11/2/2005	25,000,000	24,997,368
Amstel Funding Corp.
3.86%, 11/10/2005	25,000,000 [a]	24,975,938
Amsterdam Funding Corp.
3.83%, 11/22/2005	20,000,000 [a]	19,955,667
Bryant Park Funding LLC
4.00%, 12/12/2005	5,000,000 [a]	4,977,393
Deutsche Bank Financial LLC
4.04%, 11/1/2005	30,000,000	30,000,000
Fairway Finance Co. LLC
3.81%, 11/2/2005	25,000,000 [a]	24,997,365
Falcon Asset Securitization Corp.
3.81%, 11/2/2005	25,000,000 [a]	24,997,361
Picaros Funding
4.00%, 12/13/2005	30,000,000 [a]	29,861,050
	The Fund 7

STATEMENT OF INVESTMENTS (continued)
	Principal
Commercial Paper (continued)	Amount ($)	Value ($)

SEB Funding Inc.
3.82%, 11/17/2005	31,000,000	30,947,645
Solitaire Funding
4.00%, 12/13/2005	16,000,000 [a]	15,925,893
UBS Finance (DE) LLC
4.00%, 11/1/2005	30,000,000	30,000,000
Total Commercial Paper
(cost $311,574,999)		311,574,999

Time Deposits—24.4%

Branch Banking & Trust Co. Inc. (Grand Cayman)
4.03%, 11/1/2005	30,000,000	30,000,000
Chase Manhattan Bank USA (Grand Cayman)
4.02%, 11/1/2005	30,000,000	30,000,000
Citibank N.A. (Nassau)
3.97%, 11/1/2005	30,000,000	30,000,000
Key Bank N.A. (Grand Cayman)
4.00%, 11/1/2005	30,800,000	30,800,000
Manufacturers & Traderstrust Co. (Grand Cayman)
4.03%, 11/1/2005	30,000,000	30,000,000
Societe Generale (Grand Cayman)
4.06%, 11/1/2005	30,000,000	30,000,000
Total Time Deposits
(cost $180,800,000)		180,800,000

Total Investments (cost $737,369,021)	99.6%	737,369,021
Cash and Receivables (Net)	.4%	2,595,985
Net Assets	100.0%	739,965,006

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, these securities amounted to $170,635,250 or 23.1% of net assets.

Portfolio Summary (Unaudited) †
Value (%)		Value (%)

Banking 86.6	Asset-Backed Certificates/
	Multi-Seller Programs	13.0
		99.6

† Based on net assets.
See notes to financial statements.

8

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments	737,369,021	737,369,021
Cash		2,281,938
Interest receivable		1,082,668
Prepaid expenses		45,924
		740,779,551

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(b)		396,030
Payable for shares of Common Stock redeemed		131,820
Accrued expenses		286,695
		814,545

Net Assets ($)		739,965,006

Composition of Net Assets ($):
Paid-in capital		739,965,341
Accumulated net realized gain (loss) on investments		(335)

Net Assets ($)		739,965,006

Shares Outstanding
(25 billion shares of $.001 par value Common Stock authorized)		739,965,341
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund

9

STATEMENT OF OPERATIONS Year Ended October 31, 2005
Investment Income ($):
Interest Income	22,431,865
Expenses:
Management fee—Note 2(a)	3,958,300
Shareholder servicing costs—Note 2(b)	2,334,954
Custodian fees	100,958
Prospectus and shareholders’ reports	84,934
Professional fees	62,726
Registration fees	39,841
Directors’ fees and expenses—Note 2(c)	26,263
Miscellaneous	18,350
Total Expenses	6,626,326
Less—reduction in management fee due to
undertaking—Note 2(a)	(688,876)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(2,735)
Net Expenses	5,934,715
Investment Income—Net, representing net
increase in net assets resulting from operations	16,497,150

See notes to financial statements.
10

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,

	2005	2004

Operations ($):
Investment Income—Net, representing net
increase in net assets resulting from operations	16,497,150	4,523,640

Dividends to Shareholders from ($):
Investment income—net	(16,546,383)	(4,474,407)

Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold	467,643,208	591,338,719
Dividends reinvested	15,998,810	4,321,787
Cost of shares redeemed	(594,646,587)	(712,131,038)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(111,004,569)	(116,470,532)
Total Increase (Decrease) in Net Assets	(111,053,802)	(116,421,299)

Net Assets ($):
Beginning of Period	851,018,808	967,440,107
End of Period	739,965,006	851,018,808
Undistributed investment income—net	—	49,233

See notes to financial statements.

The Fund

11

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended October 31,

	2005	2004	2003	2002	2001

Per Share Data ($):
Net asset value, beginning of period	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.021	.005	.006	.016	.044
Distributions:
Dividends from
investment income—net	(.021)	(.005)	(.006)	(.016)	(.044)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.14	.50	.62	1.62	4.51

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.84	.85	.82	.82	.81
Ratio of net expenses
to average net assets	.75	.75	.75	.75	.75
Ratio of net investment income
to average net assets	2.08	.49	.62	1.63	4.43

Net Assets, end of period
($ x 1,000)	739,965	851,019	967,440	1,147,581	1,348,064

See notes to financial statements.
12

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Worldwide Dollar Money Market Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of the Mellon Financial Corporation. Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The Fund

13

NOTES TO FINANCIAL STATEMENTS (continued)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

14

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At October 31, 2005, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $335 is available to be applied against future net securities profit, if any, realized subsequent to October 31, 2005. If not applied, $208 of the carryover expires in fiscal 2008 and $127 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2005 and October 31, 2004, were all ordinary income.

At October 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.The Manager had undertaken from November 1, 2004 through October 31, 2005 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of .75% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $688,876 during the period ended October 31, 2005.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the

The Fund

15

NOTES TO FINANCIAL STATEMENTS (continued)

value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended October 31, 2005, the fund was charged $1,126,217 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended October 31, 2005, the fund was charged $858,166 pursuant to the transfer agency agreement.

During the period ended October 31, 2005, the fund was charged $3,143 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $307,731, chief compliance officer fees $1,239 and transfer agency per account fees $139,651, which are offset against an expense reimbursement currently in effect in the amount of $52,591.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

16

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus Worldwide Dollar Money Market Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Worldwide Dollar Money Market Fund, Inc., including the statement of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein.These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances,but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.Accordingly, we express no such opinion.An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31,2005 by correspondence with the custodian.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Worldwide Dollar Money Market Fund, Inc. at October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York December 12, 2005

The Fund

17

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the fund’s Board of Directors held on July 12 and 13, 2005, the Board considered the re-approval for an annual period of the fund’s Management Agreement, pursuant to which the Manager provides the fund with investment advisory and administrative services.The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the fund and other funds in the Dreyfus complex, and discussed the nature, extent and quality of the services provided to the fund pursuant to its Management Agreement.The Manager’s representatives reviewed the fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution among the funds in the Dreyfus fund complex and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of these distribution channels, including that of the fund.The Board also reviewed the number of shareholder accounts in the fund, as well as the fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to a group of comparable funds and iMoneyNet and Lipper category averages, as applicable. The group of comparable funds was previously approved by the Board for this pur-

18

pose, and was prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the same iMoneyNet category as the fund. The Board members discussed the results of the comparisons for various periods ended May 31, 2005, and noted that, although the fund’s total return performance was below the comparison group averages for the 1-year, 3-year, 5-year and 10-year periods, the Board members noted that the performance of many of the comparison group funds was in a relatively narrow percentage range. The Board members also noted that the fund’s 3-month, 3-year and 5-year total return performance was above, and its 1-year total return performance was at, the iMoneyNet averages for such periods.The Board members also discussed the fund’s management fee and expense ratio, and reviewed the range of management fees and expense ratios for the funds in the comparision group.The fund’s management fee was higher than the management fee paid a majority of the other funds in the comparison group of funds.The Board noted that the fund’s total expense ratio (before fee waivers and/or expense reimbursements) was higher than the comparison group average and the Lipper category average, but was lower than the Lipper category average after the Manager’s waiver of a portion of its fee. After discussions with the fund’s Board, the Manager agreed to continue its fee waiver and/or expense reimbursement arrangement currently in place for the fund.Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the fund (the “Similar Funds”), and noted that the Manager or its affiliates did not manage separate accounts with similar investment objectives, policies and strategies as the fund.The Similar Funds were mutual funds included in the “money market funds” and “money market variable insurance products” funds categories by Lipper.The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided.The Board members considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness and reasonableness of the fund’s advisory fees.

The Fund

19

I N FO R M AT I O N A B O U T T H E	R E V I E W A N D	A P P R OVA L	O F T H E
F U N D ’ S M A N A G E M E N T	A G R E E M E N T	( U n a u d i t e d )	( c o n t i n u e d )

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding the Manager’s approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex. The Manager’s representatives stated that the methodology had also been reviewed by an independent registered public accounting firm which, like the consultant, found the methodology to be reasonable.The consulting firm also analyzed where any economies of scale might emerge in connection with the management of the fund.The Board members evaluated the analysis in light of the relevant circumstances for the fund, including the decline in fund assets, and the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect economies of scale for the benefit of fund investors.The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources. The Board members also considered potential benefits to the Manager from acting as investment adviser and noted that there were no soft dollar arrangements with respect to trading the fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may have realized any economies of scale would be less.The Board members also discussed the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. It was noted that the profitability percentage for managing the fund was not unreasonable given the fund’s overall performance and generally superior service levels provided.

20

At the conclusion of these discussions, each of the Directors expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent and quality of the ser- vices provided by the Manager are adequate and appropriate.
  The Board generally was satisfied with the fund’s performance, par- ticularly with respect to the iMoneyNet category.
  The Board concluded that the fee paid by the fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, particularly given the Manager’s cur- rent undertaking to limit the fund’s expense ratio, costs of the ser- vices provided and profits to be realized and benefits derived or to be derived by the Manager from its relationship with the fund.
  The Board determined that the economies of scale which may accrue to the Manager and its affiliates in connection with the man- agement of the fund had been adequately considered by the Manager in connection with the management fee rate charged to the fund, and that, to the extent in the future it were to be deter- mined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with fund shareholders.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the fund’s Management Agreement was in the best interests of the fund and its shareholders.

The Fund

21

BOARD MEMBERS INFORMATION (Unaudited)

Joseph S. DiMartino (62) Chairman of the Board (1995)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  The Muscular Dystrophy Association, Director
  Levcor International, Inc., an apparel fabric processor, Director
  Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director
  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director
  Azimuth Trust, an institutional asset management firm, Member of Board of Managers and Advisory Board
  Sunair Services Corporation, engages in the design, manufacture and sale of high frequency systems for long-range voice and data communications, as well as providing certain outdoor- related services to homes and businesses, Director

No. of Portfolios for which Board Member Serves: 193

———————

Clifford L. Alexander, Jr. (72)
Board Member (2003)

Principal Occupation During Past 5 Years:
  President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)
  Chairman of the Board of Moody’s Corporation (October 2000-October 2003)
  Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

Other Board Memberships and Affiliations:

• Mutual of America Life Insurance Company, Director

No. of Portfolios for which Board Member Serves: 66

———————

Lucy Wilson Benson (78)
Board Member (1989)
Principal Occupation During Past 5 Years:
• President of Benson and Associates, consultants to business and government (1980-present)

Other Board Memberships and Affiliations:
  The International Executive Services Corps., Director Emeritus
  Citizens Network for Foreign Affairs,Vice Chairperson
  Council on Foreign Relations, Member
  Lafayette College Board of Trustees,Trustee Emeritus
  Atlantic Council of the U.S., Director
No. of Portfolios for which Board Member Serves: 40
22

David W. Burke (69) Board Member (1994)
Principal Occupation During Past 5 Years: • Corporate Director and Trustee
Other Board Memberships and Affiliations:
  John F. Kennedy Library Foundation, Director
  U.S.S. Constitution Museum, Director
No. of Portfolios for which Board Member Serves: 84
Whitney I. Gerard (71) Board Member (1989)
———————
Principal Occupation During Past 5 Years: • Partner of Chadbourne & Parke LLP
No. of Portfolios for which Board Member Serves: 38
Arthur A. Hartman (79) Board Member (1990)
———————
Principal Occupation During Past 5 Years:
  Chairman of First NIS Regional Fund (ING/Barings Management) and New Russia Fund
  Advisory Council Member to Barings-Vostok
Other Board Memberships and Affiliations: • APCO Associates Inc., Senior Consultant
No. of Portfolios for which Board Member Serves: 38
George L. Perry (71) Board Member (1989)
———————
Principal Occupation During Past 5 Years:
• Economist and Senior Fellow at Brookings Institution

No. of Portfolios for which Board Member Serves: 38
———————

Once elected all Board Members serve for an indefinite term.The address of the Board Members and Officers is in c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-554-4611.

The Fund
23

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, President since
March 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 60 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice
President since November 2002.

Chief Investment Officer,Vice Chairman and a director of the Manager, and an officer of 90 investment companies (comprised of 184 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 52 years old and has been an employee of the Manager since January 2000.

MARK N. JACOBS, Vice President since
March 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Vice President
and Secretary since August 2005.

24

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since October 1991.

JAMES BITETTO, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel and Assistant Secretary of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since December 1996.

JONI LACKS CHARATAN, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Manager since October 1988.

JOSEPH M. CHIOFFI, Vice President and
Assistant Secretary since August 2005.

Assistant General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since June 2000.

JANETTE E. FARRAGHER, Vice President
and Assistant Secretary since
August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since February 1984.

JOHN B. HAMMALIAN, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 42 years old and has been an employee of the Manager since February 1991.

ROBERT R. MULLERY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since August 2005.

Associate General Counsel of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 40 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since
November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 47 years old and has been an employee of the Manager since April 1985.

ERIK D. NAVILOFF, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Taxable Fixed Income Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since November 1992.

ROBERT ROBOL, Assistant Treasurer
since August 2003.

Senior Accounting Manager – Money Market Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer
since August 2005.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since November 1990.

GAVIN C. REILLY, Assistant Treasurer
since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 37 years old and has been an employee of the Manager since April 1991.

JOSEPH W. CONNOLLY, Chief Compliance
Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (91 investment companies, comprised of 200 portfolios). From November 2001 through March 2004, Mr. Connolly was first Vice-President, Mutual Fund Servicing for Mellon Global Securities Services. In that capacity, Mr. Connolly was responsible for managing Mellon’s Custody, Fund Accounting and Fund Administration services to third-party mutual fund clients. He is 48 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

WILLIAM GERMENIS, Anti-Money
Laundering Compliance Officer since
August 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 87 investment companies (comprised of 196 portfolios) managed by the Manager. He is 35 years old and has been an employee of the Distributor since October 1998.

The Fund

25

For	More	Information

Dreyfus Worldwide Dollar
Money Market Fund, Inc.
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor
Dreyfus Service Corporation
200 Park Avenue
New York, NY 10166

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the 12-month period ended June 30, 2005, is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2005 Dreyfus Service Corporation

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3. Audit Committee Financial Expert.

The Registrant's Board has determined that, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Joseph S. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $37,170 in 2004 and $40,293 in 2005.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2004 and $0 in 2005.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $178,500 in 2004 and $0 in 2005.

Note: For the second paragraph in each of (b) through (d) of this Item 4, certain of such services were not pre-approved prior to May 6, 2003, when such services were required to be pre-approved. On and after May 6, 2003, 100% of all services provided by the Auditor were pre-approved as required. For comparative purposes, the fees shown assume that all such services were pre-approved, including services that were not pre-approved prior to the compliance date of the pre-approval requirement.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $2,841 in 2004 and $2,984 in 2005. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,551 in 2004 and $1,955 in 2005. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee were $0 in 2004 and $0 in 2005.

Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $653,655 in 2004 and $755,822 in 2005.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates which were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence.

Item 5.	Audit Committee of Listed Registrants.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
	Not applicable.	[CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
	Not applicable.	[CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The

Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.
(a)(3)	Not applicable.
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b)

under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS WORLDWIDE DOLLAR MONEY MARKET FUND, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	December 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	December 28, 2005

EXHIBIT INDEX
(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)